SCHEDULE OF INVESTMENTS

Eagle Capital Growth Fund, Inc.

Portfolio of Investments (as of September 30, 2022) (unaudited)

Common Stocks (88.3% of Total Investments)			LEVEL ONE
Industry	Shares	Cost	Market Value	% Total Inv.
Advertising
Alphabet, Inc. A*	17,000	$1,464,392	$1,626,050
MediaAlpha, Inc.*	40,000	804,160	350,000
			$1,976,050	5.4%
Bank
JPMorgan Chase & Co	3,000	390,311	$313,500
Wells Fargo & Co.	10,000	403,661	$402,200
			$715,700	2.0%
Brokerage
Charles Schwab Corp.	10,000	337,286	718,700
			$718,700	2.0%
Consumer
Colgate-Palmolive Company	21,000	626,458	1,475,250
Kimberly-Clark Corp.	3,500	352,236	393,890
Procter & Gamble Company	2,000	145,879	252,500
			$2,121,640	5.8%
Credit Card
Mastercard Inc	1,000	219,636	284,340
Visa Inc.	1,500	225,957	266,475
			$550,815	1.5%
Data Processing
Automatic Data Processing, Inc.	3,000	82,775	678,570
Paychex, Inc.	6,000	140,075	673,260
			$1,351,830	3.7%
Drug/Medical Device
Johnson & Johnson	4,000	45,500	653,440
Stryker Corp.	4,500	19,055	911,430
			$1,564,870	4.3%
Food
Kraft Heinz Company	29,000	772,000	967,150
PepsiCo, Inc.	10,000	168,296	1,632,600
			$2,599,750	7.1%
Industrial
Danaher Corporation	1,000	254,997	258,290
Illinois Tool Works Inc.	7,000	295,051	1,264,550
Waters Corp.*	2,000	100,780	539,060
			$2,061,900	5.7%
Insurance
Berkshire Hathaway Inc. B*	26,500	4,320,855	7,076,030
Markel Corp.*	1,670	1,296,670	1,810,647
			$8,886,677	24.4%
Mutual Fund, closed-end
New Ireland Fund	10,200	90,905	67,014
			$67,014	0.2%
Mutual Fund Managers
Diamond Hill Investment Group, Inc.	9,576	1,338,331	1,580,040
Franklin Resources, Inc.	70,000	1,794,630	1,506,400
T. Rowe Price Group Inc.	17,100	2,257,154	1,795,671
			$4,882,111	13.4%
Restaurant
Starbucks Corp.	18,000	940,052	1,516,680
			$1,516,680	4.2%

Retail
Amazon.com Inc.	7,000	874,928	791,000
AutoZone Inc.*	600	319,026	1,285,158
eBay Inc.	3,000	68,886	110,430
O'Reilly Automotive Inc.*	1,500	305,534	1,055,025
			$3,241,613	8.9%

Total common stock investments			$32,255,350	88.5%
Money Market Funds (10.2% of total investments)
Morgan Stanley Inst. Liquidity Fund, Treasury, 0.01%			4,176,388	11.5%
Total investments			$36,431,738
All other assets less liabilities			9,758
Total net assets			$36,441,496

*Non-dividend paying security

Footnote:

The following information is based upon federal income tax costs of portfolio investments, excluding money market investments, as of September 30, 2022:

Gross unrealized appreciation:	$13,640,589
Gross unrealized depreciation:	$1,840,544
Net unrealized appreciation:	$11,799,875

Federal income tax basis: $20,455,476